Warrant derivative liability (Unit options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2013	Dec. 31, 2012
Unit Options [Member]
Warrant Activity [Line Items]
Granted units	280,000
Per unit selling price	$ 10.00
Exercise price of warrant		9.98	9.98
Market price per share		$ 0	$ 1
Estimated warrant value		$ 6	$ 5
Estimated warrant value per share		0.02	0.02
Estimated warrant exercise price		$ 3.39	$ 1.14
Expected remaining term		3 months	1 year 3 months
Expected volatility		30.00%	49.00%
Risk-free interest rate		0.05%	0.18%
Representative Warrants [Member]
Warrant Activity [Line Items]
Exercise price of warrant	8.00
Market price per share		$ 0
Expiration date		Mar. 07, 2014